Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Singapore Technologies Engineering Ltd.(a)	8,369,100	$24,113,403

Airlines — 3.8%
Singapore Airlines Ltd.(a)(b)	7,300,867	23,651,387

Banks — 45.2%
DBS Group Holdings Ltd.	6,522,100	122,681,884
Oversea-Chinese Banking Corp. Ltd.(a)	11,786,150	88,679,848
United Overseas Bank Ltd.	4,116,100	69,159,820

		280,521,552

Capital Markets — 3.4%
Singapore Exchange Ltd.	3,197,200	21,216,024

Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	15,867,968	28,308,161

Electronic Equipment, Instruments & Components — 3.5%
Venture Corp. Ltd.(a)	1,561,200	21,943,268

Equity Real Estate Investment Trusts (REITs) — 15.6%
Ascendas REIT(a)	12,022,049	26,651,851
CapitaLand Integrated Commercial Trust(a)	8,982,323	13,007,171
Mapletree Commercial Trust(a)	12,402,800	18,886,103
Mapletree Logistics Trust(a)	15,712,578	23,105,007
Suntec REIT(a)	13,100,100	14,765,359

		96,415,491

Food Products — 4.3%
Wilmar International Ltd.(a)	8,416,900	26,450,063

Hotels, Restaurants & Leisure — 3.3%
Genting Singapore Ltd.	33,433,542	20,713,473

Industrial Conglomerates — 4.1%
Keppel Corp. Ltd.	6,687,300	25,307,614

Machinery — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	14,100	9,262

Real Estate Management & Development — 7.7%
CapitaLand Ltd.(a) 6,330,400		14,789,992

Security	Shares	Value

Real Estate Management & Development (continued)
City Developments Ltd.(a)	2,776,700	$16,166,500
UOL Group Ltd.(a)	2,998,000	16,492,692

		47,449,184

Total Common Stocks — 99.4% (Cost: $635,287,558)		616,098,882

Rights

Equity Real Estate Investment Trusts (REITs) — 0.0%
Ascendas REIT, (Expires 12/01/20)(a)(b)	352,045	2,628

Total Rights — 0.0% (Cost: $0)		2,628

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	22,675,154	22,688,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	290,000	290,000

		22,978,759

Total Short-Term Investments — 3.7% (Cost: $22,978,521)		22,978,759

Total Investments in Securities — 103.1% (Cost: $658,266,079)		639,080,269

Other Assets, Less Liabilities — (3.1)%		(19,093,811)

Net Assets — 100.0%		$619,986,458

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,870,668	$—		$(13,165,775	)(a)	$(15,177)	$(957)	$22,688,759	22,675,154	$49,703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	90,000	(a)	—		—	—	290,000	290,000	63		—

						$(15,177)	$(957)	$22,978,759		$49,766		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	181	12/30/20	$4,338	$(79,184)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$616,098,882	$—	$—	$616,098,882
Rights	—	2,628	—	2,628
Money Market Funds	22,978,759	—	—	22,978,759

	$639,077,641	$2,628	$—	$639,080,269

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,184)	$—	$—	$(79,184)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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